Other Liabilities (Details) - AUD ($) $ in Thousands		1 Months Ended
		Mar. 31, 2023	Jun. 30, 2025	Jun. 30, 2024
Other Liabilities [Abstract]
Deferred income			$ 0	$ 4,540
Flow through share premium liability	[1]		0	6,084
Total other liabilities			0	10,624
Comprising [Abstract]
Current			0	6,084
Non-current			$ 0	$ 4,540
Proceeds from issuance flow through shares		$ 54,900

[1]	Flow through share proceeds of $54.9 million, received by the Group in March 2023, were fully utilised as at 30 June 2025.